Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Company Selected Measure Name	261,175,000	230,854,000	197,006,000
PEO Total Compensation Amount	$ 3,150,569	$ 3,630,392	$ 3,080,478
PEO Actually Paid Compensation Amount	1,196,856	12,626,949	8,322,268
Non-PEO NEO Average Total Compensation Amount	1,355,814	1,438,266	1,243,429
Non-PEO NEO Average Compensation Actually Paid Amount	297,350	3,971,959	2,272,161
Total Shareholder Return Amount	310	380	185
Peer Group Total Shareholder Return Amount	146	205	139
Net Income (Loss)	55,241,000	41,388,000	11,062,000
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	460,664	11,381,033	7,279,421
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(179,225)	3,328,503	1,735,121
Value Of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,414,377	$ 2,384,476	$ 2,037,631